Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Operating Lease by lessor	$ 105,404	$ 104,886	$ 127,958
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	585	289	2,993
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	51,081	45,770	62,283
Less than 1 year [Member]
Statement [Line Items]
Operating Lease by lessor	$ 53,738	$ 58,827	$ 62,682